Templeton Emerging
Markets Fund, Inc.

Your Fund's Objective:

The Templeton Emerging Markets Fund, Inc. seeks long-term capital appreciation by investing primarily in emerging country equity securities.

January 17, 1996

Dear Shareholder:

This update for the quarter ended November 30, 1995, includes your Fund's long-term performance, a listing of its investments, and a brief discussion by Dr. Mark Mobius on an emerging markets topic. Please keep in mind that this summary is one of four reports you will receive during the Fund's fiscal year.

Next quarter, you will receive the semi-annual report covering the six months ending February 29, 1996, which is more comprehensive. It will include a discussion of the financial markets, and a summary of the Fund's performance and investment direction during the fiscal period. The manager's outlook and the Fund's financial statements and investment portfolio will also be included.

If you have any questions regarding this report, you may call the Franklin Templeton Fund Information Department, toll free, at 1-800/292-9293.

Templeton Emerging Markets Fund

Cumulative Total Returns*
Periods ended November 30, 1995

                                             Since
                                             Inception
                          1-Year    5-Year   (2/26/87)
Based on change
in net asset value        -8.89%    229.65%   437.60%

Based on change
in market price           -2.25%    238.84%   438.62%

*Cumulative total return represents the change in value of an investment over the specified periods.

These calculations assume reinvestment of all distributions and capital gains at net asset value or at market price, in accordance with the reinvestment plan, on the reinvestment date. Past performance is not predictive of future results.

Investing in emerging markets involves special considerations, which may include risks related to market and currency volatility, adverse social and political developments, and the relatively small size and lesser liquidity of these markets. While short-term volatility can be disconcerting, declines of as much as 40% to 50% are not unusual in emerging markets. For example, the Hong Kong market has increased 695% in the last 15 years, but has suffered six declines of more than 20% during that time.

(Source: Bloomberg. Based on quarterly percentage change over 15 years ended September 30, 1995.)

The following letter was written by Dr. Mark Mobius after a recent trip to Athens.

Greece is an important emerging market, and, due to the fundamental economic changes it is experiencing, along with its growing integration in the European Community, I believe it holds great promise as an area of investment for the Fund's shareholders.

On a recent visit, I found Athens warm and welcoming after a two-hour flight from cold, rainy Budapest. Upon arrival, I was told that agreement had been reached concerning the construction of a new Athens airport, one of many new infrastructure projects expected to boost the economy. Certainly, the old airport has always been severely overcrowded at the peak of the tourist season, but tourism fell significantly in 1995, and some say it was due to the congested airport. Others claim that European tour operators conspired to boycott Greece because of rising prices. However, inflation no longer presents the problem it did in the past. In two years, it has fallen more than 14% to below 9%, and the government expects it to drop to 5%. My economic consultants in Greece told me:
"People are getting so used to declining inflation, soon it will no longer be news." Of course, even the government's goal of 5% inflation would be double the average for the European Union (EU). As a member of the EU, however, Greece will most likely move closer to many European norms, including the rate of inflation.

While I was in Athens, one topic of great interest to many people was Prime Minister Papandreou's health and the possibility of another cabinet reshuffle. Some Greeks told me that the country would be in deep trouble if something happened to Papandreou, because there would be a dangerous political-power vacuum, with no clear leader in sight. This, they said, could lead to extended political upheavals. Although the ruling Pan-Hellenic Socialist Movement (PASOK) party was in some disarray following the resignation of the Trade and Industry Minister just before I arrived, my assessment was that the Greeks were being too sensitive to local political events which would have little impact on the direction of the Greek economy. In fact, as their economy becomes more integrated with the EU, it will be more difficult for local politicians to

[MAP OF GREECE APPEARS HERE]

have much impact on economic issues, and their power base will, therefore, shrink. As the Greeks adhere increasingly to EU rules and regulations, a number of decisions which previously would have been based on populist pressures will be made in Brussels.

Over the course of five days in Athens, I visited 14 companies, including Intracom, a telecommunications equipment manufacturer. Managers there told me Greece has a 52% penetration rate for telephones, which is high for an emerging market. However, you have to wait a year for a phone connection, telephone lines are of poor quality, and there is plenty of room for expansion of overall capacity and upgrading of existing technology. To me, this indicates the potential for growth in the Greek telecommunication industry.

We also visited Strintzis Lines, a shipping company, where we were told that the war in Bosnia had appreciably increased the demand for ferries to carry trucks and goods to Italy. Now, trucks and cars go by ferry to Italy and then north to the rest of Europe. Although this new trade route has attracted a great deal of competition, it is dominated by Greek firms.

As we left for the Athens airport, the driver told us we were lucky to be leaving because there was going to be a demonstration near the hotel later that day. During our visit, negotiations had been held in New York to end the long, bitter dispute between Greece and the Former Yugoslav Republic of Macedonia (which the Greeks insist on calling Skopje). According to a United Nations plan, Greece would drop trade sanctions against its northern neighbor in return for guarantees that Skopje would change its flag and renounce any territorial ambitions. Apparently, the Greek and Macedonian foreign ministers had agreed to the plan, and the Greeks had decided to stop the embargo against Macedonia. However, die-hard opponents of the plan were arranging to hold a protest march at the peak of rush-hour traffic.

Of course, there is more political trouble in the region than just the Skopje dispute. But the day-to-day political situation in a country need not have a major long-term impact on investors, and market declines caused by political tensions are often a chance for us to increase our purchases of bargain companies. I believe that Greece's increasing alignment with the large European market will help drive long-term economic growth, and that investing there now, offers the Fund's shareholders a potential benefit in the future.

Sincerely,

/s/ J. Mark Mobius

J. Mark Mobius, Ph.D.
President
Templeton Emerging Markets Fund

Templeton Emerging Markets Fund, Inc.
Investment Portfolio, November 30, 1995 (unaudited)

--------------------------------------------------------------------------------

                                                    SHARES/PRINCIPAL IN
                                  INDUSTRY            LOCAL CURRENCY*      VALUE
------------------------------------------------------------------------------------
LONG TERM SECURITIES: 93.6%
------------------------------------------------------------------------------------
Argentina 2.8%
 Astra Cia Argentina de
  Petroleo SA            Energy Sources                      84,000     $    142,864
 Banco de Galicia y
  Buenos Aires SA, B     Banking                            335,430        1,661,128
 Central Costanera SA, B Utilities Electrical & Gas          36,280          113,245
 Central Termoelectricia
  de Buenos Aires        Utilities Electrical & Gas           4,988            5,739
 Ciadea SA               Automobiles                         77,136          331,836
 Comercial de Plata SA   Multi-Industry                     912,370        2,218,057
 Compania Naviera Perez
  Companc SA, B          Energy Sources                     130,237          631,934
 Industrias
  Petroquimicas Koppers
  (IPAKO)                Chemicals                          176,191          708,607
 Molinos Rio de Plata
  SA, B                  Food & Household Products           22,608          175,291
 Transportadora de Gas
  del Sur SA, B          Energy Sources                      42,354           91,527
 YPF Sociedad Anonima,
  ADR                    Energy Sources                      31,000          604,500
                                                                        ------------
                                                                           6,684,728
------------------------------------------------------------------------------------
Brazil 12.1%
 Banco Bradesco SA       Banking                        138,111,477        1,027,919
 Banco Bradesco SA, pfd. Banking                        134,528,816        1,162,792
 Banco do Brasil SA      Banking                            693,000            8,608
 Banco do Brazil SA,
  pfd.                   Banking                         21,000,000          272,812
 Banespa-Banco do Estado
  de Sao Paulo SA, pfd.  Banking                        172,796,000          992,721
 Cemig-Cia Energetica de
  Minas Gerais, pfd.     Utilities Electrical & Gas     122,441,093        2,712,323
 Cia Mesbla SA, pfd.     Merchandising                    6,825,690          111,283
 Copene-Petroquimica do
  Nordeste SA, A, pfd.   Chemicals                        5,861,800        2,184,409
 Duratex SA, pfd.        Forest Products & Paper          8,887,800          380,886
 Eletrobras-Centrais
  Eletricas Brasileiras
  SA, B, pfd.            Utilities Electrical & Gas      26,820,977        7,551,685
 Itausa-Investimentos
  Itau SA, pfd.          Multi-Industry                   7,947,346        4,031,054
 Mannesmann SA           Machinery & Engineering             31,968            5,460
 Mannesmann SA, pfd.     Machinery & Engineering          2,085,844          388,625
 Petrobras-Petroleo
  Brasileiro SA, pfd.    Energy Sources                  51,584,966        4,378,621
 Telebras-
  Telecomunicacoes
  Brasileiras SA         Telecommunications              83,151,950        3,357,753
 Telerj-Telecomunicacoes
  do Rio de Janeiro SA,
  pfd.                   Telecommunications                 679,399           40,790
 Unibanco-Uniao de
  Bancos Brasileiros SA,
  pfd.                   Banking                          9,150,468          279,425
                                                                        ------------
                                                                          28,887,166
------------------------------------------------------------------------------------
Chile 2.9%
 Antofagasta Holdings
  PLC                    Metals & Mining                  1,585,000        6,865,147
------------------------------------------------------------------------------------

Templeton Emerging Markets Fund, Inc.
Investment Portfolio, November 30, 1995 (unaudited) (cont.)

--------------------------------------------------------------------------------

                                                         SHARES/PRINCIPAL IN
                                    INDUSTRY               LOCAL CURRENCY*      VALUE
-----------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
-----------------------------------------------------------------------------------------
China 0.8%
 China Southern Glass
  Co. Ltd., B            Multi-Industry                          325,000     $    125,002
 Chiwan Wharf Holdings
  Ltd., B                Transportation                          846,000          339,061
 Foshan Electrical and
  Lighting Co. Ltd., B   Appliances & Household Durables         400,000          279,254
 Shandong Huaneng Power  Utilities Electrical & Gas               24,000          171,000
 Shanghai Chlor-Alkali
  Chemical Co. Ltd., B   Chemicals                             1,088,000          280,704
 Shanghai Erfangji
  Textile Machinery Co.
  Ltd., B                Machinery & Engineering                 303,600           51,005
 Shanghai Industrial
  Sewing Machine Corp.   Machinery & Engineering                 190,000           29,260
 Shanghai Jin Jiang
  Tower Co. Ltd., B      Leisure & Tourism                       573,000          171,900
 Shanghai Jinqiao Export
  Processing Zone
  Development, B         Real Estate                             108,000           45,360
 Shanghai Lian Hua Fibre
  Corp., B               Textiles & Apparel                       73,560           12,358
 Shanghai Steel Tube Co.
  Ltd., B                Machinery & Engineering                 499,400           71,914
 Shanghai Tyre & Rubber
  Co. Ltd., B            Industrial Components                   173,000           39,790
 Shanghai Vacuum
  Electron Devices Co.
  Ltd., B                Appliances & Household Durables         525,600          123,516
 Shanghai Yaohua
  Pilkington Glass, B    Building Materials & Components          97,000           85,360
 Shenzhen Gintian
  Industrial Co. Ltd., B Multi-Industry                           64,800           26,641
 Shenzhen Properties &
  Resources
  Develop.(Group) Ltd.,
  B                      Real Estate                             462,000           96,164
 Zhuhai Sez Lizhu
  Pharmaceutical, B      Chemicals                               250,000           87,267
                                                                             ------------
                                                                                2,035,556
-----------------------------------------------------------------------------------------
Czech Republic 0.1%
 CEZ, GDR                Utilities Electrical & Gas                1,000           35,750
 CEZ, GDS, 144a          Utilities Electrical & Gas                4,000          143,000
                                                                             ------------
                                                                                  178,750
-----------------------------------------------------------------------------------------
Greece 8.2%
 Alpha Credit Bank       Banking                                  97,620        5,608,577
 Delta Dairy SA, pfd.    Food & Household Products                 5,676           97,772
 Elais Oleaginous Co.    Food & Household Products                28,290          885,474
 Ergo Bank SA            Banking                                 134,800        5,227,309
 Fourlis Brothers Corp.
  SA                     Appliances & Household Durables         134,030        1,379,605
 Hellas Can--Container
  Manufacturers          Food & Household Products                12,000          237,963
 Hellenic Bottling Co.
  SA                     Food & Household Products                66,572        1,943,851
 Intracom SA             Electrical & Electronics                  6,000          129,065
 National Bank of Greece
  SA                     Banking                                  11,940          561,835
 Titan Cement Co., reg.  Building Materials & Components          91,996        3,439,897
                                                                             ------------
                                                                               19,511,348
-----------------------------------------------------------------------------------------

Templeton Emerging Markets Fund, Inc.
Investment Portfolio, November 30, 1995 (unaudited) (cont.)

--------------------------------------------------------------------------------

                                                         SHARES/PRINCIPAL IN
                                    INDUSTRY               LOCAL CURRENCY*      VALUE
-----------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
-----------------------------------------------------------------------------------------
Hong Kong 15.4%
 Cheung Kong Holdings
  Ltd.                   Multi-Industry                        1,838,000     $ 10,455,468
 Cross Harbour Tunnel
  Co. Ltd.               Transportation                           12,000           23,271
 Dairy Farm Int'l
  Holdings Ltd.,
  6.50%, conv., pfd.     Food & Household Products                29,000           21,678
 Dairy Farm
  International Holdings
  Ltd.                   Food & Household Products               260,241          213,398
 Goldlion Holdings Ltd.  Textiles & Apparel                      101,000           64,962
 Hang Lung Development
  Co. Ltd.               Real Estate                           3,179,000        5,034,680
 Hang Lung Development
  Co. Ltd., wts.         Real Estate                             317,900           52,196
 Hongkong Electric
  Holdings Ltd.          Utilities Electrical & Gas              200,000          670,985
 Hopewell Holdings Ltd.  Construction & Housing                2,436,062        1,377,881
 HSBC Holdings PLC       Banking                                 332,443        4,899,676
 Jardine International
  Motor Holdings Ltd.    Automobiles                             536,000          599,413
 Jardine Matheson
  Holdings Ltd.
  (Singapore)            Multi-Industry                          117,672          711,916
 Jardine Strategic
  Holdings Ltd.
  (Singapore)            Multi-Industry                          242,500          637,775
 Jardine Strategic
  Holdings Ltd., wts.    Multi-Industry                           12,500            3,313
 K Wah International
  Holdings Ltd.          Building Materials & Components       2,218,395          338,428
 K Wah International
  Holdings Ltd., wts.    Building Materials & Components         214,379            7,622
 Lai Sun Development Co.
  Ltd.                   Real Estate                             100,000           12,541
 Lai Sun Garment
  International Ltd.     Multi-Industry                           97,000          100,952
 New World Development
  Co. Ltd.               Real Estate                           1,084,480        4,528,656
 Stelux International
  Holdings Ltd.          Multi-Industry                          585,133          149,784
 Sun Hung Kai Properties
  Ltd.                   Real Estate                             582,000        4,683,900
 Swire Pacific Ltd., B   Multi-Industry                          475,000          583,395
 Tian An China
  Investments Co. Ltd.   Real Estate                           6,201,000          737,556
 Vitasoy International
  Holdings Ltd.          Food & Household Products               272,000          116,925
 Wai Kee Holdings Ltd.   Construction & Housing                  264,000           34,814
 Wheelock & Co. Ltd.     Multi-Industry                          342,000          568,165
 Yaohan Hongkong Corp.
  Ltd.                   Merchandising                         3,244,000          171,953
                                                                             ------------
                                                                               36,801,303
-----------------------------------------------------------------------------------------
Hungary 0.5%
 Chinoin Pharmaceutical
  & Chemical
  Works Co. Ltd.         Health & Personal Care                    2,000          547,480
 Fotex First Hungarian-
  American Photo-Service Multi-Industry                          893,000          658,263
 Ibusz                   Leisure & Tourism                           800            4,482
 Ibusz, new              Leisure & Tourism                           267            1,386
                                                                             ------------
                                                                                1,211,611
-----------------------------------------------------------------------------------------

Templeton Emerging Markets Fund, Inc.
Investment Portfolio, November 30, 1995 (unaudited) (cont.)

--------------------------------------------------------------------------------

                                                         SHARES/PRINCIPAL IN
                                    INDUSTRY               LOCAL CURRENCY*      VALUE
-----------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
-----------------------------------------------------------------------------------------
India 1.2%
 ATV Project India Ltd.  Machinery & Engineering                 200,000     $    134,690
 Bharat Petroleum Corp.,
  Ltd.                   Energy Sources                           65,000          424,703
 Bses Ltd.               Utilities Electrical & Gas               21,650           78,795
 DCW Ltd.                Chemicals                                12,500           14,687
 Essar Shipping Ltd.     Transportation                           59,250           53,485
 Garden Silk Mills Ltd.  Textiles & Apparel                       85,700           88,414
 Grasim Industries Ltd
  Ord INR10              Multi-Industry                           11,000          159,507
 Indian Petrochemicals
  Corp. Ltd.             Chemicals                                76,500          238,960
 Indian Rayon and
  Industries Ltd.        Multi-Industry                           10,500          124,574
 Industrial Credit &
  Investment Corp. of
  India Ltd.             Financial Services                      439,600          988,927
 Oriental Bank of
  Commerce               Banking                                  14,200           20,754
 Reliance Industries
  Ltd.                   Chemicals                                50,000          306,634
 Videocon International
  Ltd.                   Appliances & Household Durables          90,000          189,569
                                                                             ------------
                                                                                2,823,699
-----------------------------------------------------------------------------------------
Indonesia 4.6%
 PT Anwar Sierad, fgn.   Food & Household Products               245,500          120,949
 PT Astra International,
  fgn.                   Multi-Industry                           41,100           81,894
 PT Barito Pacific
  Timber, fgn.           Forest Products & Paper               5,373,000        3,941,220
 PT Charoen Pokphand
  Indonesia, fgn.        Food & Household Products               500,000        1,007,226
 PT Duta Anggada Realty,
  fgn.                   Real Estate                             440,000          231,224
 PT Duta Pertiwi
  Nusantara              Chemicals                               409,750          116,636
 PT Eratex Djaja, fgn.   Textiles & Apparel                      283,000          102,244
 PT Gadjah Tunggal, fgn. Industrial Components                    83,000           47,252
 PT Hadtex Indosyntec,
  fgn.                   Textiles & Apparel                      953,000          500,810
 PT Intan Wijaya
  Chemical Industry,
  fgn.                   Chemicals                               526,000          135,330
 PT Japfa Comfeed
  Indonesia, fgn.        Food & Household Products               539,000          271,447
 PT Metrodata
  Electronic, fgn.       Electrical & Electronics                347,000          224,141
 PT Multipolar Corp.,
  fgn.                   Electrical & Electronics                 39,000           18,360
 PT Polysindo Eka
  Perkasa, fgn.          Textiles & Apparel                    6,348,000        3,822,422
 PT Pudjiadi Prestige
  Ltd., fgn.             Real Estate                             451,500          286,698
 PT Sinar Mas Multi
  Artha, fgn.            Multi-Industry                          222,000          192,008
                                                                             ------------
                                                                               11,099,861
-----------------------------------------------------------------------------------------
Israel 0.3%
 Bank Hapoalim BM        Banking                                  30,148           49,449
 Clal Industries Ltd.    Multi-Industry                           40,000          217,220
 Discount Investment
  Corp.                  Multi-Industry                            6,000          342,648
 The First International
  Bank of Israel         Banking                                     977          102,301
                                                                             ------------
                                                                                  711,618
-----------------------------------------------------------------------------------------

Templeton Emerging Markets Fund, Inc.
Investment Portfolio, November 30, 1995 (unaudited) (cont.)

--------------------------------------------------------------------------------

                                                         SHARES/PRINCIPAL IN
                                    INDUSTRY               LOCAL CURRENCY*      VALUE
-----------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
-----------------------------------------------------------------------------------------
Korea (South)
 1.4%
 Dae Duck Electronics
  Co. Ltd.               Electrical & Electronics                  4,000     $    182,573
 Daegu Bank Co. Ltd.     Banking                                  43,190          752,049
 Daegu Bank Co. Ltd.,
  new                    Banking                                   9,423          157,965
 Daehan Synthetic Fiber
  Co. Ltd.               Textiles & Apparel                        2,410          314,287
 Hae In Corp. Ltd.       Merchandising                             3,951          274,286
 Hankook Cosmetics Co.
  Ltd.                   Health & Personal Care                    8,700          292,390
 Kyung Dong Boiler Co
  Ltd                    Energy Equipment & Services               7,030          343,906
 Kyung Dong Boiler Co.
  Ltd., new              Energy Equipment & Services               1,124           53,892
 Saehan Precision Co Ltd Electrical & Electronics                  8,000          306,235
 Ssangyong Oil Refining
  Co Ltd                 Energy Equipment & Services              15,000          428,210
 Yuhwa                   Textiles & Apparel                        3,580          211,832
                                                                             ------------
                                                                                3,317,625
-----------------------------------------------------------------------------------------
Malaysia 6.3%
 Federal Flour Mills
  Bhd.                   Food & Household Products               779,999        2,428,850
 Malayawata Steel Bhd.,
  fgn.                   Metals & Mining                         738,000        1,262,483
 Malaysian International
  Shipping
  Corp. Bhd., fgn.       Transportation                        1,930,666        4,718,222
 Oriental Holdings Bhd.  Automobiles                             988,200        4,635,231
 Perlis Plantations Bhd. Multi-Industry                          626,879        1,927,338
 Perlis Plantations
  Bhd., fgn.             Multi-Industry                           50,000          153,725
                                                                             ------------
                                                                               15,125,849
-----------------------------------------------------------------------------------------
Mexico 5.3%
 Cemex SA, B             Building Materials & Components         268,250          854,413
 Cifra SA, C             Merchandising                           774,488          799,670
 DESC SA, A              Multi-Industry                          138,000          423,066
 DESC SA, B              Multi-Industry                            1,000            3,384
 Grupo Financiero
  Banamex Accival SA, B  Banking                                 613,000          940,449
 Grupo Financiero
  Banamex Accival SA, L  Banking                                  30,650           43,524
 Grupo Financiero
  Bancomer SA de CV, B   Banking                               1,576,000          435,047
 Grupo Financiero
  Bancomer SA de CV, L   Banking                               2,730,370          659,492
 Grupo Financiero Serfin
  SA, B                  Banking                                 752,000          467,068
 Grupo Industrial Alfa
  SA, A                  Multi-Industry                           84,576          995,606
 Telmex-Telefonos de
  Mexico SA, L, ADR      Telecommunications                      200,700        6,623,100
 Tubos de Acero de
  Mexico SA              Machinery & Engineering                   6,579           46,276
 Vitro SA                Food & Household Products               225,162          451,220
                                                                             ------------
                                                                               12,742,315
-----------------------------------------------------------------------------------------

Templeton Emerging Markets Fund, Inc.
Investment Portfolio, November 30, 1995 (unaudited) (cont.)

--------------------------------------------------------------------------------

                                                   SHARES/PRINCIPAL IN
                                 INDUSTRY            LOCAL CURRENCY*      VALUE
-----------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
-----------------------------------------------------------------------------------
Pakistan 0.3%
 National Development
  Leasing Corp.          Financial Services                148,500     $     75,952
 Pakistan Telecom Corp.
  PTC                    Telecommunications                748,000          596,812
                                                                       ------------
                                                                            672,764
-----------------------------------------------------------------------------------
Philippines
 10.6%
 Keppel Philippine
  Holdings Inc., B       Machinery & Engineering           381,544          174,853
 Philex Minning Corp., B Metals & Mining                 5,187,339          594,310
 Philippine Commercial
  International Bank
  Inc.                   Banking                           387,786        3,258,084
 Philippine Long
  Distance Telephone
  Co., ADR               Telecommunications                223,753       12,530,168
 Philippine National
  Bank                   Banking                           783,554        6,942,315
 RFM Corp.               Food & Household Products       5,962,500        1,480,094
 Sime Darby Pilipinas
  Inc.                   Industrial Components             573,286          394,086
                                                                       ------------
                                                                         25,373,910
-----------------------------------------------------------------------------------
Poland 0.1%
 Bank Slaski SA W
  Katowicach             Banking                             5,000          287,527
-----------------------------------------------------------------------------------
Portugal 6.6%
 Banco Chemical
  (Portugal)             Banking                             9,800          103,437
 Banco Comercial
  Portugues SA           Banking                           633,896        8,300,571
 Banco Espirito Santo e
  Comercial de Lisboa    Banking                            45,500          651,329
 Banco Portugues de
  Investimento SA        Banking                           226,860        2,529,147
 Banco Portugues do
  Investimento SA, new   Banking                           124,482        1,305,669
 Banco Totta & Acores SA Banking                           101,000        1,629,032
 Banco Totta & Acores
  SA, new                Banking                             9,181          135,968
 Espirito Santo
  Financial Holding SA,
  ADR                    Banking                           114,000        1,125,750
 Portucel Industrial
  Empresa Product de
  Celulose SA            Forest Products & Paper             7,000           41,559
                                                                       ------------
                                                                         15,822,462
-----------------------------------------------------------------------------------
Singapore 3.8%
 First Capital Corp.
  Ltd., fgn.             Real Estate                        21,000           56,576
 G.P. Batteries
  International Ltd.     Electrical & Electronics           35,000           81,900
 GP Batteries
  International Ltd.,
  wts.                   Electrical & Electronics            8,750            4,856
 Jaya Holdings Ltd.      Transportation                    447,500          491,758
 Jaya Holdings Ltd.,
  3.00%, conv. ln. stk.,
  8/31/98                Transportation                     15,900*          25,927
 Jaya Holdings Ltd.,
  wts.                   Transportation                     30,051           19,707
 Jaya Holdings Ltd.,
  wts.                   Transportation                     36,780           25,945
 Prima Ltd.              Food & Household Products         530,000        1,863,736
 Singapore Bus Service
  (1978) Ltd., fgn.      Transportation                    903,600        6,278,114
 TIBS Holdings Ltd.      Transportation                    105,600          254,548
 Tibs Holdings Ltd.,
  wts.                   Transportation                     40,380           29,201
                                                                       ------------
                                                                          9,132,268
-----------------------------------------------------------------------------------

Templeton Emerging Markets Fund, Inc.
Investment Portfolio, November 30, 1995 (unaudited) (cont.)

--------------------------------------------------------------------------------

                                                         SHARES/PRINCIPAL IN
                                    INDUSTRY               LOCAL CURRENCY*      VALUE
-----------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
-----------------------------------------------------------------------------------------
South Africa:
 0.7%
 Del Monte Royal Foods
  Ltd                    Food & Household Products               315,825     $    447,826
 Engen Ltd.              Energy Sources                          109,341          715,573
 First National Bank
  Holdings Ltd.          Banking                                  28,900          256,118
 Rembrandt Group Ltd.    Multi-Industry                           33,400          300,552
                                                                             ------------
                                                                                1,720,069
-----------------------------------------------------------------------------------------
Sri Lanka 0.2%
 Aitken Spence & Co.
  Ltd.                   Textiles & Apparel                       50,000          176,526
 Lanka Ceramic Ltd.      Building Materials & Components         162,000          121,690
 Lanka Walltile Ltd.     Building Materials & Components          27,300           25,506
 United Motor Lanka Ltd. Automobiles                             158,600           77,438
                                                                             ------------
                                                                                  401,160
-----------------------------------------------------------------------------------------
Thailand 0.4%
 American Standard
  Sanitaryware (THB)
  Public Co. Ltd., fgn.  Health & Personal Care                   12,000          195,072
 Asia Fibre Public Co.
  Ltd., fgn.             Textiles & Apparel                      233,600          134,626
 Charoen Pokphand
  Feedmill Public Co.
  Ltd.                   Food & Household Products                64,000          295,072
 Kian Gwan (Thailand)
  Public Co. Ltd., fgn.  Real Estate                              26,000           67,945
 Padaeng Industry Public
  Co. Ltd., fgn.         Metals & Mining                          35,100           23,367
 Thai Rayon Public Co.
  Ltd.                   Textiles & Apparel                        4,100           31,777
 Thai Wah Public Co.
  Ltd., fgn.             Food & Household Products                 8,450           10,579
 United Standard
  Terminal Public Co.
  Ltd., fgn.             Wholesale & International Trade          44,000           83,506
                                                                             ------------
                                                                                  841,944
-----------------------------------------------------------------------------------------
Turkey 8.2%
 Akbank                  Banking                              14,122,986        3,404,832
 Akcimento               Building Materials & Components       1,656,000          843,668
 Alcatel Teletas
  Endustri Tic AS        Telecommunications                      152,000           49,782
 Arcelik AS              Appliances & Household Durables      22,222,464        2,183,430
 Bagfas                  Chemicals                             2,805,790        1,097,607
 Bekoteknik AS           Appliances & Household Durables       6,779,957          524,287
 Celik Halat ve Sanayii
  ve Ticaret AS          Building Materials & Components       5,499,375          425,261
 Cimentas Izmir Cimento
  Fabrikasi Turk AS      Building Materials & Components       1,497,250          721,927
 Cimsa Cimento Sanayi ve
  Ticaret AS             Building Materials & Components         640,000          320,233
 Compagnie Financiere
  Ottomane SA            Banking                                  37,000        1,330,772
 Eregli Demir ve Celik
  Fabrikalari AS         Metals & Mining                      22,736,250        2,047,752
 Finans Bank AS, br.     Banking                              33,658,431        1,316,696
 Izocam Ticaret ve
  Sanayii AS, br.        Building Materials & Components       2,786,529          294,066
 Koc Holding AS          Multi-Industry                        2,793,000          442,123
 Koc Yatirim ve Sanayii
  Mamullesi
  Pazarlanca AS          Multi-Industry                        3,725,532          847,328

Templeton Emerging Markets Fund, Inc.
Investment Portfolio, November 30, 1995 (unaudited) (cont.)

--------------------------------------------------------------------------------

                                                         SHARES/PRINCIPAL IN
                                    INDUSTRY               LOCAL CURRENCY*      VALUE
------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
------------------------------------------------------------------------------------------
Turkey (cont.)
 Marshall Boya ve Vernik
  Sanayii AS             Industrial Components                 5,828,256     $    392,368
 Otosan Otomobil Sanayii
  AS                     Automobiles                           6,322,932        1,184,975
 Tekstil Bankasi AS, br. Banking                               1,277,509           47,651
 Tofas Turk Otomobil
  Fabrikasi AS           Automobiles                             961,000          108,410
 Trakya Cam Sanayii AS   Building Materials & Components       2,400,000          235,808
 Turk Demir Dokum, br.   Appliances & Household Durables      10,191,362        1,168,224
 Turkiye Garanti Bankasi
  AS                     Banking                               5,581,813          406,245
 Vakif Finansal Kiralama
  AS                     Financial Services                    2,528,010           91,995
                                                                             ------------
                                                                               19,485,440
------------------------------------------------------------------------------------------
Venezuela 0.7%
 Ceramica Carabobo CA,
  A, ADR                 Building Materials & Components         130,000          138,125
 Consolidada Carabobo, B Building Materials & Components       1,680,000           47,191
 Electricidad de Caracas Utilities Electrical & Gas              973,606          563,379
 Manufacturera de
  Aparatos Domesticos SA Appliances & Household Durables          36,000           28,820
 Mavesa SA, ADR          Food & Household Products               193,000          460,815
 Siderurgica Venezolana
  Sivensa Saica Svs      Metals & Mining                       1,455,440          433,361
 Siderurgica Venezolana
  Sivensa Saica SVS, ADR Metals & Mining                          21,750           32,381
 Venezolana
  Prerreducidos Caroni
  Venprecar CA, GDS,
  144a                   Metals & Mining                           1,764            7,497
                                                                             ------------
                                                                                1,711,569
------------------------------------------------------------------------------------------
Zimbabwe 0.1%
 Transarchipel Shipping
  Ltd.- TSL              Multi-Industry                          700,000          180,815
------------------------------------------------------------------------------------------
TOTAL LONG TERM SECURITIES                                                    223,626,504
------------------------------------------------------------------------------------------
SHORT TERM OBLIGATIONS: 7.5%
 U.S. Treasury Bills,
  5.08% to 5.40% with
  maturities to 1/25/96  U.S.                                 18,107,000*      18,031,148
------------------------------------------------------------------------------------------
TOTAL INVESTMENTS: 101.1%                                                     241,657,652
OTHER ASSETS, LESS LIABILITIES: (0.1)%                                         (2,691,413)
                                                                             ------------
TOTAL NET ASSETS: 100.0%                                                     $238,966,239
                                                                             ============

* PRINCIPAL AMOUNT IN CURRENCY OF COUNTRY INDICATED.

                       SEE NOTES TO FINANCIAL STATEMENTS.

Templeton Emerging Markets Fund, Inc.
Financial Highlights, November 30, 1995 (unaudited)

--------------------------------------------------------------------------------

                                                               NET ASSET VALUE
                                       TOTAL NET ASSETS           PER SHARE
                                   --------------------------  ----------------
Net Asset Value:
 Beginning of period, September
  1, 1995                                        $294,962,203           $ 18.23
  Net investment income            $    484,780                $   .03
  Distributions from net invest-
   ment income                       (3,803,300)                  (.25)
  Net loss on security and for-
   eign currency transactions       (22,950,125)                 (1.51)
  Distributions from net realized
   gain                             (33,663,246)                 (2.21)
  Proceeds from reinvestment of
   distribution                       3,935,927                    .26
                                   ------------                -------
  Net decrease in net asset value                 (55,995,964)            (3.68)
                                                 ------------           -------
End of period, November 30, 1995                 $238,966,239           $ 14.55
                                                 ============           =======

---



  This report is sent to the shareholders of Templeton Emerging Markets Fund, Inc. for their information. It is not a prospectus, circular, or representation intended for use in the purchase or sale of shares of the Fund or of any secu-rities mentioned in the report.

                                     Notes
                                     -----

                                     Notes
                                     -----

--------------------------------------------------------------------------------

 TEMPLETON EMERGING
 MARKETS FUND, INC.

 700 Central Avenue
 St. Petersburg,
 Florida 33701-3628

 Investors should be aware that the value of investments made for the Fund may go up as well as down and that the Investment Manager may make errors in selecting securities for the Fund's portfolio. Like any investment in securities, the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political, and other factors. The Fund and Fund investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept the risk of such losses should not invest in shares of the Fund.

 To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded, and accessed. These calls can be determined by the presence of a regular beeping tone.

--------------------------------------------------------------------------------


                                                                 TLEMF Q95 01/96
[RECYCLED PAPER LOGO APPEARS HERE]



TEMPLETON

EMERGING

MARKETS

FUND, INC.

First Quarter Report
November 30, 1995




[LOGO OF FRANKLIN TEMPLETON APPEARS HERE]